Derivative Financial Instruments	12 Months Ended
Dec. 27, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments [Text Block]
Note 6: Derivative Financial Instruments
Our primary objective for holding derivative financial instruments is to manage currency exchange rate risk and interest rate risk, and, to a lesser extent, equity market risk, commodity price risk, and credit risk.
Currency Exchange Rate Risk
We are exposed to currency exchange rate risk, and generally hedge our exposures with currency forward contracts, currency interest rate swaps, or currency options. Substantially all of our revenue is transacted in U.S. dollars. However, a significant amount of our operating expenditures and capital purchases is incurred in or exposed to other currencies, primarily the euro, the Japanese yen, the Chinese yuan, and the Israeli shekel. We have established balance sheet and forecasted transaction currency risk management programs to protect against fluctuations in the fair value and the volatility of the functional currency equivalent of future cash flows caused by changes in exchange rates. Our non-U.S.-dollar-denominated investments in debt instruments and loans receivable are generally hedged with offsetting currency forward contracts or currency interest rate swaps. We may also hedge currency risk arising from funding foreign currency denominated forecasted investments. These programs reduce, but do not eliminate, the impact of currency exchange movements.
Our currency risk management programs include:

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Currency derivatives with cash flow hedge accounting designation that utilize currency forward contracts and currency options to hedge exposures to the variability in the U.S.-dollar equivalent of anticipated non-U.S.-dollar-denominated cash flows. These instruments generally mature within 12 months. For these derivatives, we report the after-tax gain or loss from the effective portion of the hedge as a component of accumulated other comprehensive income (loss), and we reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings, and in the same line item on the consolidated statements of income as the impact of the hedged transaction.

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Currency derivatives without hedge accounting designation that utilize currency forward contracts or currency interest rate swaps to economically hedge the functional currency equivalent cash flows of recognized monetary assets and liabilities, non-U.S.-dollar-denominated debt instruments classified as trading assets, and hedges of non-U.S.-dollar-denominated loans receivable recognized at fair value. The majority of these instruments mature within 12 months. Changes in the functional currency equivalent cash flows of the underlying assets and liabilities are approximately offset by the changes in fair value of the related derivatives. We record net gains or losses in the line item on the consolidated statements of income most closely associated with the related exposures, primarily in interest and other, net, except for equity-related gains or losses, which we primarily record in gains (losses) on equity investments, net.

Interest Rate Risk
Our primary objective for holding investments in debt instruments is to preserve principal while maximizing yields. We generally swap the returns on our investments in fixed-rate debt instruments with remaining maturities longer than six months into U.S. dollar three-month LIBOR-based returns, unless management specifically approves otherwise. These swaps are settled at various interest payment times involving cash payments at each interest and principal payment date, with the majority of the contracts having quarterly payments.
Our interest rate risk management programs include:

•
Interest rate derivatives with cash flow hedge accounting designation that utilize interest rate swap agreements to modify the interest characteristics of debt instruments. For these derivatives, we report the after-tax gain or loss from the effective portion of the hedge as a component of accumulated other comprehensive income (loss), and we reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings, and in the same line item on the consolidated statements of income as the impact of the hedged transaction.

•
Interest rate derivatives without hedge accounting designation that utilize interest rate swaps and currency interest rate swaps in economic hedging transactions, including hedges of non-U.S.-dollar-denominated debt instruments classified as trading assets and hedges of non-U.S.-dollar-denominated loans receivable recognized at fair value. Floating interest rates on the swaps generally reset on a quarterly basis. Changes in the fair value of the debt instruments classified as trading assets and loans receivable recognized at fair value are generally offset by changes in fair value of the related derivatives, both of which are recorded in interest and other, net.

Equity Market Risk
Our investments include marketable equity securities and equity derivative instruments. We typically do not attempt to reduce or eliminate our equity market exposure through hedging activities at the inception of our investments. Before we enter into hedge arrangements, we evaluate legal, market, and economic factors, as well as the expected timing of disposal, to determine whether hedging is appropriate. Our equity market risk management program may include equity derivatives with or without hedge accounting designation that utilize warrants, equity options, or other equity derivatives. We recognize changes in the fair value of such derivatives in gains (losses) on equity investments, net.
We also utilize total return swaps to offset changes in liabilities related to the equity market risks of certain deferred compensation arrangements. Gains and losses from changes in the fair value of these total return swaps are generally offset by the losses and gains on the related liabilities, both of which are recorded in either cost of sales or operating expenses. Deferred compensation liabilities were $1.2 billion as of December 27, 2014 ($1.1 billion as of December 28, 2013), and are included in other accrued liabilities.
Commodity Price Risk
We operate facilities that consume commodities and have established forecasted transaction risk management programs to protect against fluctuations in the fair value and the volatility of future cash flows caused by changes in commodity prices, such as those for natural gas. These programs reduce, but do not always eliminate, the impact of commodity price movements.
Our commodity price risk management program includes commodity derivatives with cash flow hedge accounting designation that utilize commodity swap contracts to hedge future cash flow exposures to the variability in commodity prices. These instruments generally mature within 12 months. For these derivatives, we report the after-tax gain (loss) from the effective portion of the hedge as a component of accumulated other comprehensive income (loss) and reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings, and in the same line item on the consolidated statements of income as the impact of the hedged transaction.
Volume of Derivative Activity
Total gross notional amounts for outstanding derivatives recorded at fair value at the end of each period were as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013	Dec 29, 2012
Currency forwards	$15,578	$13,404	$13,117
Currency interest rate swaps	5,446	4,377	2,711
Embedded debt derivatives	3,600	3,600	3,600
Interest rate swaps	1,347	1,377	1,101
Total return swaps	1,056	914	807
Other	49	67	127
Total	$27,076	$23,739	$21,463
The gross notional amounts for currency forwards and currency interest rate swaps, by currency, at the end of each period were as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013	Dec 29, 2012
British pound sterling	$410	$549	$308
Chinese yuan	3,097	1,116	647
Euro	7,486	6,874	5,994
Indian rupee	418	303	309
Israeli shekel	2,489	2,244	2,256
Japanese yen	3,779	4,116	4,389
Malaysian ringgit	902	506	442
Swiss franc	1,289	1,189	657
Other	1,154	884	826
Total	$21,024	$17,781	$15,828

During 2014, we entered into a series of agreements with Tsinghua Unigroup Ltd. (Tsinghua Unigroup), an operating subsidiary of Tsinghua Holdings Co. Ltd., to, among other things, jointly develop Intel architecture- and communications-based solutions for smartphones. Subject to regulatory approvals and other closing conditions, we have also agreed to invest up to RMB 9.0 billion (approximately $1.5 billion as of the date of the agreement) for a minority stake of approximately 20% of the holding company under Tsinghua Unigroup. During the fourth quarter of 2014, we entered into $1.5 billion of forward contracts to hedge our anticipated equity funding of the Tsinghua Unigroup investment. The hedges were designated as cash flow hedges and the related gains and losses attributable to changes in the spot rates will be recognized in accumulated other comprehensive income (loss) until the Tsinghua Unigroup shares are either disposed of or impaired. As the shares are either disposed of or impaired, we will reclassify the gains or losses from accumulated other comprehensive income (loss) to gains (losses) on equity investments, net as an offset to the gain or loss recognized for the share disposal or impairment. Hedge gains and losses attributable to changes in the forward rates will be recognized in interest and other, net.

Fair Value of Derivative Instruments in the Consolidated Balance Sheets
The fair value of our derivative instruments at the end of each period were as follows:

	December 27, 2014				December 28, 2013
(In Millions)	Other Current Assets	Other Long-Term Assets	Other Accrued Liabilities	Other Long-Term Liabilities	Other Current Assets	Other Long-Term Assets	Other Accrued Liabilities	Other Long-Term Liabilities
Derivatives designated as hedging instruments:
Currency forwards	$6	$1	$497	$9	$114	$1	$118	$2
Total derivatives designated as hedging instruments	6	1	497	9	114	1	118	2
Derivatives not designated as hedging instruments:
Currency forwards	207	—	44	—	66	—	63	—
Currency interest rate swaps	344	34	7	—	124	6	163	29
Embedded debt derivatives	—	—	4	8	—	—	—	19
Interest rate swaps	3	—	11	—	5	—	28	—
Total return swaps	—	—	—	—	48	—	—	—
Other	1	22	—	—	—	29	—	—
Total derivatives not designated as hedging instruments	555	56	66	8	243	35	254	48
Total derivatives	$561	$57	$563	$17	$357	$36	$372	$50

Amounts Offset in the Consolidated Balance Sheets
The gross amounts of our derivative instruments and reverse repurchase agreements subject to master netting arrangements with various counterparties, and cash and non-cash collateral posted under such agreements at the end of each period were as follows:

	December 27, 2014
				Gross Amounts Not Offset in the Balance Sheet
(In Millions)	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheet	Net Amounts Presented in the Balance Sheet	Financial Instruments	Cash and Non-Cash Collateral Received or Pledged	Net Amount
Assets:
Derivative assets subject to master netting arrangements	$559	$—	$559	$(365)	$(78)	$116
Reverse repurchase agreements	718	—	718	—	(718)	—
Total assets	1,277	—	1,277	(365)	(796)	116
Liabilities:
Derivative liabilities subject to master netting arrangements	559	—	559	(365)	(80)	114
Total liabilities	$559	$—	$559	$(365)	$(80)	$114

	December 28, 2013
				Gross Amounts Not Offset in the Balance Sheet
(In Millions)	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheet	Net Amounts Presented in the Balance Sheet	Financial Instruments	Cash and Non-Cash Collateral Received or Pledged	Net Amount
Assets:
Derivative assets subject to master netting arrangements	$325	$—	$325	$(158)	$(3)	$164
Reverse repurchase agreements	800	—	800	—	(800)	—
Total assets	1,125	—	1,125	(158)	(803)	164
Liabilities:
Derivative liabilities subject to master netting arrangements	401	—	401	(158)	(32)	211
Total liabilities	$401	$—	$401	$(158)	$(32)	$211

Derivatives in Cash Flow Hedging Relationships
The before-tax gains (losses) attributed to the effective portion of cash flow hedges that were recognized in other comprehensive income (loss) for each period were as follows:

	Gains (Losses) Recognized in OCI on Derivatives (Effective Portion)
(In Millions)	2014	2013	2012
Currency forwards	$(587)	$(167)	$4
Other	(2)	1	9
Total	$(589)	$(166)	$13

Gains and losses on derivative instruments in cash flow hedging relationships related to hedge ineffectiveness and amounts excluded from effectiveness testing were insignificant during all periods presented in the preceding tables. Additionally, for all periods presented, there was an insignificant impact on results of operations from discontinued cash flow hedges, which arises when forecasted transactions are probable of not occurring.
For information on the unrealized holding gains (losses) on derivatives reclassified out of accumulated other comprehensive income into the consolidated statements of income, see "Note 24: Other Comprehensive Income (Loss)."
Derivatives Not Designated as Hedging Instruments
The effects of derivative instruments not designated as hedging instruments on the consolidated statements of income for each period were as follows:

(In Millions)	Location of Gains (Losses) Recognized in Income on Derivatives	2014	2013	2012
Currency forwards	Interest and other, net	$144	$44	$3
Currency interest rate swaps	Interest and other, net	456	29	(71)
Equity options	Gains (losses) on equity investments, net	—	1	(1)
Interest rate swaps	Interest and other, net	(3)	—	31
Total return swaps	Various	68	140	77
Other	Gains (losses) on equity investments, net	(6)	5	(7)
Other	Interest and other, net	—	—	3
Total		$659	$219	$35